Minimum future lease payments for operating and capital leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Lease Obligations [Line Items]
2016	$ 503
2017	214
2018	141
2019	141
2020	130
Thereafter	556
Total Minimum Lease Payments	1,685
2016	252
2017	275
2018	275
2019	275
2020	191
Thereafter	175
Total Minimum Lease Payments	1,443
Less: Amount representing interest	(116)
Present value of minimum lease payments	$ 1,327